Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
December 31, 2018	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2018
Port terminal operating rights	53,152	(11,838)	41,314
Customer relationships	36,120	(20,150)	15,970

Total intangible assets	$89,272	$(31,988)	$57,284

December 31, 2017	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2017
Port terminal operating rights	53,152	(10,889)	42,263
Customer relationships	36,120	(18,375)	17,745

Total intangible assets	$89,272	$(29,264)	$60,008

Schedule of aggregate amortization of intangible assets
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	36,339	41,314
Customer relationships	1,775	1,775	1,775	1,775	1,775	7,095	15,970

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$43,434	$57,284